Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Composition of inventories

The composition of inventories is as follows:

	12/31/2021			12/31/2020
	Cost	Provision for losses	Net balance	Cost	Provision for losses	Net balance
Fuels, lubricants and greases	3,042,932	(4,871)	3,038,061	1,682,841	(5,344)	1,677,497
Finished goods	-	-	-	646,180	(22,281)	623,899
Work in process	-	-	-	1,450	-	1,450
Raw materials	293,242	-	293,242	568,185	(1,827)	566,358
Liquefied petroleum gas (LPG)	151,831	(5,761)	146,070	110,767	(5,761)	105,006
Consumable materials and other items for resale	117,150	(1,875)	115,275	129,559	(2,598)	126,961
Pharmaceutical, hygiene, and beauty products	-	-	-	521,689	(2,611)	519,078
Purchase for future delivery (1)	302,456	(464)	301,992	198,986	(464)	198,522
Properties for resale	24,239	(107)	24,132	27,532	(107)	27,425
	3,931,850	(13,078)	3,918,772	3,887,189	(40,993)	3,846,196

(1) Refers substantially to ethanol, biodiesel and advances for fuel acquisition.

Movements in the provision for losses

Movements in the provision for losses are as follows:

Balance as of December 31, 2018	42,587
Reversals to net realizable value adjustment	(5,174)
Additions of obsolescence and other losses	4,296
Oxiteno Andina (i)	(985)
Balance as of December 31, 2019	40,724
Additions to net realizable value adjustment	2,245
Reversals of obsolescence and other losses	(1,976)
Balance as of December 31, 2020	40,993
Additions to net realizable value adjustment	5,974
Reversals of obsolescence and other losses	(5,184)
Reclassification to assets held for sale	(28,705)
Balance as of December 31, 2021	13,078

(ii) Refers to the asset write-offs of Oxiteno Andina in 2019.

Breakdown of provisions for losses related to inventories

The breakdown of provisions for losses related to inventories is shown in the table below:

	12/31/2021	12/31/2020
Net realizable value adjustment	8,269	17,488
Obsolescence and other losses	4,809	23,505
Total	13,078	40,993